Notes to the Balance Sheet - Summary of Deferred Tax Liabilities (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred Tax Liability	€ 22,065,419	€ 5,057,465